Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (3,921,428)	$ (1,648,641)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	11,626	24,312
Bad debt expense	26,771	43,516
Amortization of deferred financing costs	13,269	11,917
Amortization of beneficial conversion option	195,591	10,626
Gain on disposal of property and equipment	0	(4,234)
Stock issued for services	0	200,000
Stock options compensation	430,000	0
Note conversion warrant expense	2,083,328	0
Changes in operating assets and liabilities:
Accounts receivable	(144,738)	1,494
Prepaid expenses and other current assets	(853)	(6,426)
Accounts payable and accrued expenses	256,104	114,983
Other long-term liabilities - related parties	323,315	111,352
Deferred interest expense	32,837	19,300
Deferred revenues	74,195	81,570
Total adjustments	3,301,445	608,410
Net cash used in operating activities	(619,983)	(1,040,231)
Cash flows from investing activities:
Proceeds for property and equipment	0	9,060
Purchases of property and equipment	(5,558)	(4,583)
Net cash (used in) provided by investing activities	(5,558)	4,477
Cash flows from financing activities:
Proceeds from notes payable	0	45,000
Proceeds from notes payable - related parties	582,000	1,180,000
Repayment of notes payable	(204,401)	(248,225)
Repayment of notes payable - related parties	(28,654)	(17,500)
Sale of Common Stock	1,209,633	0
Net cash provided by financing activities	1,558,578	959,275
Net increase (decrease) in cash	933,037	(76,479)
Cash - beginning of period	184,081	260,560
Cash - end of period	1,117,118	184,081
Supplemental disclosure of cash flow information:
Cash paid during the period for interest and taxes	47,633	65,147
Supplemental disclosure of non-cash financing activities:
Accrued interest refinanced in notes payable - related parties	0	74,521
Discount on notes payable for beneficial conversion feature	0	3,125
Discount on notes payable - related parties for beneficial conversion feature	0	33,000
Notes payable - related parties issued for debt financing costs	0	10,800
Accrued interest on notes payable converted to equity	62,294	0
Accrued interest on notes payable related parties converted to equity	366,484	0
Notes payable conversion warrant expense	1,647,610	0
Notes payable conversion underwriting warrant expense	435,718	0
Notes payable converted to equity	225,800	0
Notes payable - related party converted to equity	1,808,068	0
Total non-cash financing activities	$ 4,545,974	$ 121,446